Goodwill and other intangible assets - Fair value (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
IHS Latam tower businesses
Goodwill and other intangible assets
Discount rate	10.10%
Period of gross margin	10 years
I-Systems Solues de Infraestrutura S.A. [Member]
Goodwill and other intangible assets
Rise in discount rate that would cause impairment	2.20%
Period of gross margin	10 years
Level 3 | IHS Latam tower businesses
Goodwill and other intangible assets
Monthly tower cashflow		$ 2,600,000	$ 1,600,000
Decrease in monthly tower cash flows that would cause impairment		$ 327,000
Tower cashflow multiples		22.0	22.0
Decrease in tower cashflow multiple that would cause impairment		2.63
Estimated cost of disposal percent		0.82%	1.20%
Increase in estimated cost of disposal that would cause impairment		11.95%